BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT ESTIMATED USEFUL LIVES
Furniture and fixtures	3 to 7 years
Equipment	7 to 10 years
Leasehold Improvements	7 years

Furniture and fixtures	3 to 7 years
Equipment	7 to 10 years
Leasehold Improvements	7 years

SCHEDULE OF FAIR VALUE OF CONVERTIBLE NOTES DERIVATIVE LIABILITY

The carrying amounts of the Company’s financial instruments as of March 31, 2022 and December 31, 2021 reflect:

	Level 1	Level 2	Level 3	Total

Fair value of convertible notes derivative liability – March 31, 2022	$–	$–	$240,669	$240,669

	Level 1	Level 2	Level 3	Total

Fair value of convertible notes derivative liability – December 31, 2021	$–	$–	$256,683	$256,683

The carrying amounts of the Company’s financial instruments as of December 31 2021 and 2020, reflect:

	Level 1	Level 2	Level 3	Total

Fair value of convertible notes derivative liability – December 31, 2020	$–	$–	$2,008,802	$2,008,802

	Level 1	Level 2	Level 3	Total

Fair value of convertible notes derivative liability – December 31, 2021	$–	$–	$256,683	$256,683

SCHEDULE OF SEGMENT REPORTING

Selected Financial Data:

	for the three months ended March, 31
	2022	2021
Net Sales
Manufacturing and Engineering	32,280	30,229
Clean Energy HRS	441,193	66,000
LNG Trading	267,966	-
Cety Europe	33,827	39,045
Total Sales	775,266	135,274

Segment income and reconciliation before tax
Manufacturing and Engineering	23,986	21,526
Clean Energy HRS	400,487	53,828
LNG Trading	60,733
Cety Europe	28,986	36,774
Total Segment income	514,193	112,128

Reconciling items
General and Administrative expense	(92,935)	(102,381)
Salaries	(191,217)	(221,647)
Travel	(27,734)	(15,013)
Professional Fees	(64,853)	(45,742)
Facility lease and Maintenance	(88,962)	(86,210)
Consulting	(25,803)	-
Bad Debt Expense	-	-
Depreciation and Amortization	(7,519)	(8,073)
Change in derivative liability	16,014	1,749,173
Other Income	(9,335)	-
Interest and Financing fees	(132,470)	(313,651)
Net Loss before income tax	(112,589)	1,068,584

Selected Financial Data:

	for the years ended December 31,
	2021	2020
Net Sales
Manufacturing and Engineering	$93,371	$422,631
Clean Energy HRS	1,014,707	930,882
Cety Europe	192,361	52,492
Total Sales	$1,300,439	$1,406,005

Segment income and reconciliation before tax
Manufacturing and Engineering	(90,328)	118,412
Clean Energy HRS	547,812	581,903
Cety Europe	152,923	50,753
Total Segment income	610,407	751,068

Reconciling items
General and Administrative expense	(488,177)	(480,812)
Salaries	(772,463)	(495,269)
Travel	(145,170)	(86,292)
Professional Fees	(155,241)	(111,318)
Facility lease and Maintenance	(346,454)	(363,643)
Consulting	(243,371)	(157,149)
Bad Debt Expense	-	(259,289)
Depreciation and Amortization	(32,292)	(32,912)
Change in derivative liability	1,752,119	(1,270,099)
Gain / (Loss) on debt settlement and write down	868,502	399,181
Interest and Financing fees	(769,369)	(1,329,230)
Net Loss before income tax	$278,492	$(3,435,764)

	December 31, 2021	December 31, 2020
Total Assets
Manufacturing and Engineering	$3,836,405	$1,922,648
Clean Energy HRS	2,556,166	2,166,478
Cety Europe	39,703	34,545
Total Assets	$6,432,274	$4,123,671

SCHEDULE OF DEFERRED TAX ASSET
	March 31, 2022	December 31, 2021
Deferred Tax Asset	$2,590,758	$2,556,982
Valuation Allowance	(2,590,758)	(2,556,982)
Deferred Tax Asset (Net)	$-	$-

	December 31, 2021	December 31, 2020
Deferred Tax Asset	$2,556,982	$2,640,529
Valuation Allowance	(2,556,982)	(2,640,529)
Deferred Tax Asset (Net)	$-	$-